Related Parties - Summary of AB InBev's Transactions with Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Gross profit	$ 31,207	$ 27,247	$ 31,967
Current assets	23,949	26,519
Current liabilities	34,184	32,352
Associates [member]
Disclosure of associates [line items]
Gross profit	58	(118)	(78)
Current assets	57	55	38
Current liabilities	$ 99	$ 115	$ 119